Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Net earned premiums	$ 5.5	$ 180.3	$ 1,047.5
Net investment income	64.2	97.8	169.5
Net realized gains on investments, excluding other-than-temporary investment losses	9.8	165.1	17.0
Total other-than-temporary investment losses	(0.1)	(2.0)	(7.7)
Portion of net (loss) income recognized in other comprehensive income, before taxes	0.0	(0.2)	0.7
Net other-than-temporary investment losses recognized in earnings	(0.1)	(2.2)	(7.0)
Amortization of deferred gains and gains on disposal of businesses	97.8	364.5	9.1
Fees and other income	29.0	6.7	14.8
Total revenues	206.2	812.2	1,250.9
Benefits, losses and expenses
Policyholder benefits	58.6	152.7	749.6
Underwriting, general and administrative expenses	22.5	143.8	386.2
Total benefits, losses and expenses	81.1	296.5	1,135.8
Income before provision for income taxes	125.1	515.7	115.1
Provision for income taxes	46.2	206.2	41.0
Net income	$ 78.9	$ 309.5	$ 74.1